RESTRICTED CASH (Details Narrative) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Restricted Cash
Restricted cash	$ 23,513	¥ 164,431	¥ 141,292	¥ 18,922
Deposit required for issuing bank acceptance bills		77,332	62,108
Capital deposit		770	770
Foreign exchange deposits		¥ 79,717	¥ 78,414